Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position
Current assets	$ 53,445	$ 60,659
Non-current assets	228,775	237,582
Total assets	282,220	298,241
Current liabilities	34,514	39,634
Non-current liabilities	140,967	152,694
Total liabilities	175,481	192,328
Net equity	106,739	105,913	$ 100,253	$ 113,904
Other complementary information
Cash and cash equivalents	10,694	14,054	12,336	$ 15,401
Statement of profit or loss
Sales revenue	119,694	133,330	143,189
Costs	(82,057)	(86,481)	(88,178)
Other operating expenses, net	(5,024)	(5,103)	(5,026)
Financial (expenses) income	(8,528)	(8,519)	(5,665)
Income tax	4,417	12,208	11,516
Financial year results	14,444	18,499	25,383
Other comprehensive results	(2,286)	2,944	$ (11,456)
Interligao Eltrica do Madeira
Statement of financial position
Current assets	622	650
Non-current assets	4,300	4,729
Total assets	4,922	5,379
Current liabilities	214	417
Non-current liabilities	1,637	1,843
Total liabilities	1,851	2,260
Net equity	3,071	3,119
Other complementary information
Cash and cash equivalents	62	122
Statement of profit or loss
Sales revenue	555	572
Costs	(58)	(28)
Other operating expenses, net	(147)
Financial (expenses) income	(42)	(91)
Income tax	(78)	(92)
Financial year results	346	361
Other comprehensive results	0	0
Depreciation and amortization	1	1
Transmissora Aliana de Energia Eltrica
Statement of financial position
Current assets	1,856	1,649
Non-current assets	12,062	11,582
Total assets	13,918	13,231
Current liabilities	1,224	1,412
Non-current liabilities	7,498	6,876
Total liabilities	8,722	8,288
Net equity	5,196	4,943
Other complementary information
Cash and cash equivalents	0	4
Statement of profit or loss
Sales revenue	1,804	1,758
Costs	(412)	(261)
Other operating expenses, net	165	(168)
Financial (expenses) income	(348)	82
Income tax	35	(70)
Financial year results	1,244	1,341
Other comprehensive results	0	10
Depreciation and amortization	5	43
Equion Energa Limited
Statement of financial position
Current assets	66	105
Non-current assets	1,387	1,563
Total assets	1,453	1,668
Current liabilities	39	42
Non-current liabilities	24	29
Total liabilities	63	71
Net equity	1,390	1,597
Other complementary information
Cash and cash equivalents	12	25
Statement of profit or loss
Costs	(30)	(23)
Other operating expenses, net		1
Financial (expenses) income	81	95
Income tax	(19)	(23)
Financial year results	32	50
Other comprehensive results	$ 1,711	$ 1,014